General and administrative expenses	12 Months Ended
Dec. 31, 2024
General and administrative expenses
General and administrative expenses
21	General and administrative expenses

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Staff costs	7,543,521	2,825,482	21,965,014
Professional fees	1,242,604	1,622,712	14,335,174
Technology costs	750,033	1,118,557	9,043,380
Insurance	659,280	3,213,714	4,927,856
Outsourced employees	265,837	378,028	4,627,024
Other expenses	253,982	167,413	2,015,109
Depreciation of right-of-use assets (Note 18.1)	97,200	127,979	320,155
Depreciation of property and equipment (Note 5)	96,727	100,691	92,920
Travel and accommodation	72,996	55,990	1,398,025
Rent expense	53,203	56,755	611,401
Utilities	40,277	45,255	246,446
Amortization of intangible assets (Note 6)	36,372	32,375	166,693
Entertainment	14,624	19,748	81,282
Customer experience costs	—	21,036	2,878,557
	11,126,656	9,785,735	62,709,036